Leases	12 Months Ended
Jun. 30, 2022
Leases
Leases
17	Leases

			Plant,
			equipment	Mineral
	Land	Buildings	and vehicles	assets	Total
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm
Right of use assets
Carrying amount at 30 June 2021	241	5 153	7 508	1	12 903
Additions	1	674	900	2	1 577
Modifications and reassessments	—	(5)	(17)	—	(22)
Reclassification to held for sale (note 11)	(28)	(42)	(39)	—	(109)
Translation of foreign operations	11	70	451	—	532
Terminations	—	(17)	(24)	—	(41)
Current year depreciation charge	(11)	(655)	(1 552)	(2)	(2 220)
Reversal of impairment of right of use assets (note 9)	3	2	4	—	9
Carrying amount at 30 June 2022	217	5 180	7 231	1	12 629

			Plant,
			equipment	Mineral
	Land	Buildings	and vehicles	assets	Total
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm
Right of use assets
Carrying amount at 30 June 2020	184	6 446	7 179	7	13 816
Additions	94	527	1 278	—	1 899
Modifications and reassessments	—	(689)	(104)	—	(793)
Acquisition of business	—	—	111	—	111
Disposal of business	—	—	(55)	—	(55)
Reclassification from/(to) held for sale (note 11)	—	(3)	(41)	—	(44)
Translation of foreign operations	(26)	(304)	827	—	497
Terminations	—	(125)	(52)	(1)	(178)
Current year depreciation charge	(11)	(694)	(1 607)	(5)	(2 317)
Net impairment of right of use assets (note 9)	—	(5)	(28)	—	(33)
Carrying amount at 30 June 2021	241	5 153	7 508	1	12 903

17Leases continued

			Plant,
			equipment	Mineral
	Land	Buildings	and vehicles	assets	Total
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm
2022
Cost	301	7 616	11 842	7	19 766
Accumulated depreciation and impairment	(84)	(2 436)	(4 611)	(6)	(7 137)
	217	5 180	7 231	1	12 629
2021
Cost	549	7 389	10 763	4	18 705
Accumulated depreciation and impairment	(308)	(2 236)	(3 255)	(3)	(5 802)
	241	5 153	7 508	1	12 903
2020
Cost	523	8 046	10 954	9	19 532
Accumulated depreciation and impairment	(339)	(1 600)	(3 775)	(2)	(5 716)
	184	6 446	7 179	7	13 816

		2022	2021
for the year ended 30 June	Note	Rm	Rm
Lease liabilities
Total long-term lease liabilities		14 266	13 906
Short-term portion (included in short-term debt)	18	1 768	1 771
		16 034	15 677
RECONCILIATION
Balance at beginning of year		15 677	17 719
New lease contracts		1 979	2 011
Payments made on lease liabilities		(2 264)	(2 180)
Modifications and reassessments		(23)	(802)
Interest accrued		453	332
Termination of lease liability		(63)	(189)
Acquisition of business		—	111
Disposal of business		—	(25)
Transfer (to)/from disposal groups held for sale		(362)	10
Translation of foreign operations		637	(1 310)
Balance at end of year		16 034	15 677

	2022	2021	2020
for the year ended 30 June	Rm	Rm	Rm
Amounts recognised in income statement
Interest expense (included in net finance cost)	1 357	1 488	1 465
Expense relating to short-term leases*	474	423	757
Expense relating to leases of low-value assets that are not shown above as short-term leases*	79	65	33
Expense relating to variable lease payments not included in lease liabilities (included in other operating expenses and income)*	32	58	64

Amounts recognised in statement of cash flows
Total cash outflow on leases	3 753	3 882	4 048
*	Included in cash paid to suppliers and employees in the statement of cash flows.

17	Leases continued

The group leases a number of assets as part of its activities. These primarily include corporate office buildings in Sandton and Houston, rail yard, rail cars, retail convenience centres and storage facilities. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. A maturity analysis of lease liabilities is provided in note 39.

Areas of judgement:

Various factors are considered in assessing whether an arrangement contains a lease including whether a service contract includes the implicit right to substantially all of the economic benefits from assets used in providing the service and whether the group directs how and for what purpose such assets are used. In performing this assessment, the group considers decision-making rights that will most affect the economic benefits that will be derived from the use of the asset such as changing the type, timing, or quantity of output that is produced by the asset.

Incorporating optional lease periods where there is reasonable certainty that the option will be extended is subject to judgement and has an impact on the measurement of the lease liability and related right of use asset. Management considers all facts and circumstances that create an economic incentive to exercise an extension option, or not exercise a termination option, including consideration of the significance of the underlying asset to the operations and the expected remaining useful life of the operation where the leased asset is used.

The incremental borrowing rate that the group applies is the rate that the group would have to pay to borrow the funds necessary to obtain an asset of similar value to the right of use asset in a similar economic environment with similar terms, security and conditions. The estimation of the incremental borrowing rate is determined for each lease contract using the risk-free rate over a term matching that of the lease, adjusted for other factors such as the credit rating of the lessee, a country risk premium and the borrowing currency. A higher incremental borrowing rate would lead to the recognition of a lower lease liability and corresponding right of use asset.

The range of incremental borrowing rates applied were as follows:

Southern Africa	4,18 - 16,47% (2021: 6,19 - 15,35%)
North America	1,46 - 5,77% (2021: 2,15 - 5,64%)
Eurasia	0,38 - 11,16% (2021: 0,38 - 6,35%)

Accounting policies:

At contract inception all arrangements are assessed to determine whether it is, or contains, a lease. At the commencement date of the lease, the group recognises lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include:

●	fixed payments (including in-substance fixed payments) less any lease incentives receivable;
●	variable lease payments that depend on an index or a rate;
●	amounts expected to be paid under residual value guarantees;
●	the exercise price of a purchase option reasonably certain to be exercised;
●	payments of penalties for terminating the lease, if the lease term reflects the group exercising the option to terminate; and
●	lease payments to be made under reasonably certain extension options.
17	Leases continued

Variable lease payments that do not depend on an index or a rate are recognised as expenses (unless they are capitalised as part of the cost of inventories or assets under construction) in the period in which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the group uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is generally not readily determinable. The incremental borrowing rate is the rate that the group would have to pay to borrow the funds necessary to obtain an asset of similar value to the right of use asset in a similar economic environment with similar terms, security and conditions.

After the commencement date, finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.

The carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset.

The group applies the recognition exemptions to short-term leases (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option) and leases of assets that are considered to be low value. Lease payments on short-term leases and leases of low-value assets are recognised as expenses over the lease term.

Right of use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right of use assets includes:

●	the amount of the initial measurement of lease liability;
●	any lease payments made at or before the commencement date less any lease incentives received;
●	any initial direct costs; and
●	restoration costs.

Right of use assets are generally depreciated over the shorter of the asset's useful life and the lease term on a straight-line basis. If the group is reasonably certain to exercise a purchase option, the right of use asset is depreciated over the underlying asset’s useful life. The depreciation charge is recognised in the income statement unless it is capitalised as part of the cost of inventories or assets under construction.

The right of use assets are also subject to impairment. Refer to the accounting policies in note 9 on Remeasurement items affecting profit or loss.

Where the group transfers control of an asset to another entity (buyer-lessor) and leases that same asset back from the buyer-lessor, the group derecognises the underlying asset and recognises a right-of-use asset at the proportion of the previous carrying amount of the transferred asset that relates to the right of use retained by the group. The group also recognises a lease liability measured at the present value of all expected future lease payments with the resulting gain or loss being included in remeasurement items.